Share-Based Compensation - Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan (Details) - USD ($)			6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan [Abstract]
Number of options, Outstanding balance			7,543,770
Weighted average exercise price, Outstanding balance			$ 0.57
Weighted average remaining contractual term, Outstanding balance	3 years 11 months 1 day	5 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding balance			$ 23.000
Number of options, Granted			40,000,000
Weighted average exercise price, Granted			$ 0.0000025
Weighted average remaining contractual term, Granted			3 years 9 months
Aggregate Intrinsic Value, Granted			$ 0.1000
Number of options, Expired			(448,000)
Weighted average exercise price, Expired			$ 0.48
Weighted average remaining contractual term, Expired
Aggregate Intrinsic Value, Expired
Number of options, Exercisable	13,792,437		13,792,437
Weighted average exercise price, Exercisable	$ 0.3		$ 0.3
Weighted average remaining contractual term, Exercisable	4 years 4 months 6 days
Aggregate Intrinsic Value, Exercisable
Number of options, Vested and expected to vest at end of period	47,095,770		47,095,770
Weighted average exercise price, Vested and expected to vest at end of period	$ 0.09		$ 0.09
Weighted average remaining contractual term, Vested and expected to vest at end of period	3 years 11 months 1 day
Aggregate Intrinsic Value, Vested and expected to vest at end of period
Number of options, Outstanding balance	47,095,770	7,543,770	47,095,770
Weighted average exercise price, Outstanding balance	$ 0.09	$ 0.57	$ 0.09
Weighted average remaining contractual term, Outstanding balance	3 years 11 months 1 day	5 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding balance	$ 4.000	$ 23.000	$ 4.000